Borrowings - With-profits operations (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Borrowings attributable to with-profits operations
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 3,589	£ 3,716
Non-recourse borrowings of consolidated investment funds
Disclosure of detailed information about borrowings [line items]
Borrowings	3,521	3,570
100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc
Disclosure of detailed information about borrowings [line items]
Borrowings		100
Face amount	£ 100	£ 100
Interest rate (as a percent)	8.50%	8.50%
Other borrowings (predominantly obligations under finance leases)
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 68	£ 46